Long-Lived Asset Impairment - (Details) $ in Thousands		12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) compressor_unit	Dec. 31, 2016 USD ($) compressor_unit	Dec. 31, 2015 USD ($) compressor_unit
Long-Lived Asset Impairment
Long-lived asset impairment		$ 5,700	$ 14,495	$ 20,788
Idle compressor units
Long-Lived Asset Impairment
Number of idle compressor units to be retired | compressor_unit		1	62	93
Asset impairment		$ 600	$ 12,700	$ 19,400
Other long lived assets
Long-Lived Asset Impairment
Long-lived asset impairment			$ 1,700
Long-term receivable from the sale of Canadian Operations
Long-Lived Asset Impairment
Long-lived asset impairment	$ 1,400
Assets Held for Sale
Long-Lived Asset Impairment
Impairment of long lived assets		$ 5,100